Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2012
Notes To Financial Statements [Abstract]
Components of Accumulated other comprehensive loss

The components of Accumulated other comprehensive loss are as follows:

In millions	December 31,	2012	2011

Foreign exchange loss		$(791)	$(769)
Pension and other postretirement benefit plans		(2,472)	(2,076)
Derivative instruments (Note 17)		6	6
Accumulated other comprehensive loss		$(3,257)	$(2,839)

Components of Other comprehensive income (loss) and related tax effects

The components of Other comprehensive loss and the related tax effects are as follows:

In millions	Year ended December 31,	2012	2011	2010
Accumulated other comprehensive loss - Balance at January 1		$(2,839)	$(1,709)	$(948)
Other comprehensive income (loss):
	Foreign exchange gain (loss) (net of income tax (expense) recovery of
	$(17), $19 and $(53), for 2012, 2011 and 2010, respectively)	(22)	27	(68)
	Pension and other postretirement benefit plans (net of income tax recovery of
	$144, $401 and $241, for 2012, 2011 and 2010, respectively)	(396)	(1,156)	(692)
	Derivative instruments (net of income tax recovery of
	nil, $1 and nil for 2012, 2011 and 2010, respectively)	-	(1)	(1)

Other comprehensive loss		(418)	(1,130)	(761)
Accumulated other comprehensive loss - Balance at December 31		$(3,257)	$(2,839)	$(1,709)